Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	18
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$89,647,963.46	0.3041698	$69,204,921.45	0.2348079	$20,443,042.01
Class A-2-B Notes	$32,019,954.24	0.3041698	$24,718,223.73	0.2348079	$7,301,730.51
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$638,067,917.70	0.5271546	$610,323,145.18	0.5042326	$27,744,772.52

Weighted Avg. Coupon (WAC)	3.23%		3.24%
Weighted Avg. Remaining Maturity (WARM)	41.14		40.21
Pool Receivables Balance	$706,755,087.00		$677,673,751.85
Remaining Number of Receivables	53,871		52,910

Adjusted Pool Balance	$680,276,627.97		$652,531,855.45

III. COLLECTIONS

Principal:
Principal Collections	$27,971,872.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$783,234.16
Total Principal Collections	$28,755,106.74

Interest:
Interest Collections	$1,958,462.01
Late Fees & Other Charges	$67,835.14
Interest on Repurchase Principal	$-
Total Interest Collections	$2,026,297.15

Collection Account Interest	$40,429.59
Reserve Account Interest	$4,799.75
Servicer Advances	$-

Total Collections	$30,826,633.23

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	18
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$30,826,633.23
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,826,633.23

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$588,962.57	$-	$588,962.57	588,962.57
	Collection Account Interest					$40,429.59
	Late Fees & Other Charges					$67,835.14
Total due to Servicer						$697,227.30

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$110,565.82		$110,565.82
	Class A-2-B Notes		$62,891.43		$62,891.43
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$867,732.33		$867,732.33	867,732.33

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$29,138,810.68

7.	Regular Principal Distribution Amount:					27,744,772.52

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$20,443,042.01
	Class A-2-B Notes				$7,301,730.51
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$27,744,772.52		$27,744,772.52
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$27,744,772.52		$27,744,772.52

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,394,038.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,478,459.03
Beginning Period Amount	$26,478,459.03
Current Period Amortization	$1,336,562.63
Ending Period Required Amount	$25,141,896.40
Ending Period Amount	$25,141,896.40
Next Distribution Date Required Amount	$23,840,368.07

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	18
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.20%	6.47%	6.47%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.54%	52,138	98.25%	$665,835,780.78
30 - 60 Days	1.07%	565	1.28%	$8,652,193.81
61 - 90 Days	0.32%	168	0.38%	$2,604,611.25
91-120 Days	0.07%	39	0.09%	$581,166.01
121 + Days	0.00%	0	0.00%	$-
Total		52,910		$677,673,751.85

Delinquent Receivables 30+ Days Past Due
Current Period	1.46%	772	1.75%	$11,837,971.07
1st Preceding Collection Period	1.51%	812	1.78%	$12,574,672.94
2nd Preceding Collection Period	1.28%	698	1.49%	$10,976,237.30
3rd Preceding Collection Period	1.27%	708	1.47%	$11,224,408.66
Four-Month Average	1.38%		1.62%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.47%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		48		$790,212.34
Repossession Inventory		99		$692,731.32

Current Charge-Offs
Gross Principal of Charge-Offs				$1,109,462.57
Recoveries				$(783,234.16)
Net Loss				$326,228.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.55%

Average Pool Balance for Current Period				$692,214,419.42

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.57%
1st Preceding Collection Period				0.58%
2nd Preceding Collection Period				0.74%
3rd Preceding Collection Period				0.32%
Four-Month Average				0.55%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		100	1,858	$23,858,225.86
Recoveries		87	1,568	$(12,443,347.80)
Net Loss				$11,414,878.06
Cumulative Net Loss as a % of Initial Pool Balance				0.88%

Net Loss for Receivables that have experienced a Net Loss *		63	1,370	$11,442,774.98
Average Net Loss for Receivables that have experienced a Net Loss				$8,352.39

Principal Balance of Extensions				$2,804,840.97
Number of Extensions				163

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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